VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
Lessor VIEs

As part of the original transactions that were entered into by Golar, the vessels we acquired under the Vessel SPA had been sold and then subsequently leased back on a bareboat charter for a term of seven to ten years, with options available to the Predecessor to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of each vessel's respective lease period.

Following completion of the acquisition of all of the vessels under the Vessel SPA which completed in April 2022, only two of the existing seven sale and leaseback arrangements, secured by the Kool Ice and Kool Kelvin, were novated and assumed by the Company. The remaining five sale and leaseback arrangements were repurchased by GSVM prior to disposal and refinanced by us with our $570 million senior secured sustainability term loan facility (Note 19). Consequently, this resulted in the deconsolidation of the five lessor VIEs by the Predecessor against the non-controlling interest of $115.4 million.

As of December 31, 2023 and 2022, we leased two vessels (Kool Ice and Kool Kelvin) from lessor VIEs as part of sale and leaseback agreements with ICBC Finance Leasing Co. Ltd. (“ICBCL”) entities.

The equity attributable to ICBCL in Lessor SPVs is included in non-controlling interests in our consolidated statement of operations and statement of changes in equity within the consolidated successor balance as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, the carrying values of the vessels Kool Ice and Kool Kelvin are reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations.

Vessel	Effective from	Lessor	Sale value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option(1)	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Successor
Kool Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020	71.0	January 2025
Kool Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020	71.0	January 2025

(1) For each of the sale and leaseback arrangements, the first repurchase options were not exercised.
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2023, are shown below:

(in thousands of $)	2024	2025
Kool Kelvin	19,764	1,674
Kool Ice	19,764	1,674

The assets and liabilities of the lessor VIEs that most significantly impact our balance sheets are as follows:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Assets:
Restricted cash and short term deposits	3,350	3,435

Liabilities:
Current portion of long term debt and short term debt (Note 19)(1)	(79,453)	(103,470)
Accrued expenses(2)	(24,827)	(34,367)
Total liabilities	(104,280)	(137,837)
(1) Where applicable, these balances are net of deferred finance charges (Note 19).

(2) Includes accrued interest of lessor VIEs debt which, although consolidated into our results, we have no control over the arrangements negotiated by these lessor VIEs including the repayment profiles.

The most significant impact of the lessor VIE's operations are shown below:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Statement of operations:
Interest expense (1)	5,932	4,363	866	16,268
Statement of cash flows:
Net debt repayments	(39,306)	(47,742)	—	(145,423)
Net debt receipts	—	—	—	10,402
Financing costs paid	—	—	—	(475)
(1) During the Successor Period, the interest expense includes interest at contractual rates of $4.3 million (2022: $3.2 million) and amortization of fair value adjustments to assumed debt obligations upon acquisition of $1.6 million (2022: $1.2 million).